Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 639,819	$ 145,980	$ 262,671
Prepaid expenses	21,667	76,350	514,553
Total Current Assets	661,486	222,330	777,224
Cash and investments held in Trust Account	46,049,915	290,737,917	287,523,634
TOTAL ASSETS	46,711,401	290,960,247	288,300,858
Current liabilities
Accounts payable and accrued expenses	2,953,015	1,063,841	1,177,911
Income tax payable	20,279	383,410
Forward purchase agreement liability	1,500,000
Total Current Liabilities	8,793,294	2,947,251	1,927,911
Deferred underwriting fee payable	10,062,500	10,062,500	10,062,500
Warrant liabilities	4,072,500	110,000	11,991,250
Total Liabilities	22,928,294	13,119,751	23,981,661
Commitments and Contingencies
Stockholders’ Deficit
Preferred stock value
Additional paid-in capital
Accumulated deficit	(22,267,527)	(12,477,730)	(23,181,522)
Total Stockholders’ Deficit	(22,266,808)	(12,477,011)	(23,180,803)
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS’ DEFICIT	46,711,401	290,960,247	288,300,858
Class A Common Stock
Current liabilities
Class A common stock subject to possible redemption	46,049,915	290,317,507	287,500,000
Stockholders’ Deficit
Common stock value
Class B Common Stock
Stockholders’ Deficit
Common stock value	719	719	719
Related Party
Current liabilities
Promissory note – related party	2,180,000
Convertible promissory notes – related party	$ 2,140,000	$ 1,500,000	$ 750,000